Annual Fund Operating Expenses - Retail - Vanguard US Multifactor Fund - Admiral Shares	Mar. 29, 2021
Operating Expenses:
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.18%